Income taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Defined benefit accrual	$ 401,000	$ (9,000)
Tax loss carryforwards	18,388,000	8,380,000
Add back loss carryforwards used for the debt remission	881,000	776,000
Valuation allowance	(19,670,000)	$ (9,147,000)
Deferred tax liability from acquisition	(4,367,000)
Deferred tax assets / (liabilities)	(4,367,000)
IC'Alps SAS
Income taxes
Deferred tax assets / (liabilities)	(4,366,726)
Foreign
Income taxes
Deferred tax assets / (liabilities)	$ (4,367,000)